Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following table provides a summary of the assets in the Plan that are measured at fair value on a recurring basis:

		Basis of Fair Value Measurements
December 31, 2025	Total	Level 1	Level 2	Level 3
Mutual funds	$212,232	$212,232	$—	$—
Quest Diagnostics common stock	310,165	310,165	—	—
Other common stock	287,320	287,320	—	—
Subtotal	$809,717	$809,717	$—	$—

Investments measured at NAV as a practical expedient: (A)	5,348,400

Total investments, at fair value	$6,158,117

		Basis of Fair Value Measurements
December 31, 2024	Total	Level 1	Level 2	Level 3
Mutual funds	$204,410	$204,410	$—	$—
Quest Diagnostics common stock	295,103	295,103	—	—
Other common stock	282,820	282,743	—	77
Subtotal	$782,333	$782,256	$—	$77

Investments measured at NAV as a practical expedient: (A)	4,700,973

Total investments, at fair value	$5,483,306

(A) Certain investments, including the Collective Funds, that were measured at fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient were not classified in the fair value hierarchy. There are no unfunded commitments or redemption restrictions related to these investments.